Share-Based Payments - Summary of Movements of All Performance Rights Issued (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	13,428,370	11,011,895
Granted	16,287,972	4,631,721
Forfeited	(5,819,922)	(962,688)
Exercised	(2,879,589)	(1,252,558)
Ending balance	21,016,831	13,428,370